Intangible assets, net - Amortization expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expense	$ 1,101	$ 1,086	$ 1,129
Costs of revenues
Intangible assets, net
Amortization expense	53	54	10
Research and development expenses
Intangible assets, net
Amortization expense			6
General and administrative expenses
Intangible assets, net
Amortization expense	$ 1,048	$ 1,032	$ 1,113